Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Jun. 30, 2024
CURRENT ASSETS
Cash	$ 5,822	$ 85,798
Accounts receivable, net	12,185	7,495
Deposits	144,360	205,999
Prepayments	5,278	10,722
Other receivables	11,001	4,700
Deferred sales commission	327,085	285,778
Deferred offering costs	363,306	227,841
Total current assets	869,037	828,333
NON-CURRENT ASSETS
Property and equipment, net	66,224	144,985
Deposits	149,398	189,915
Deferred sales commission	192,235	140,045
Right-of-use assets – operating lease	1,406,616	520,506
Right-of-use assets – financing lease	3,276	9,307
Total non-current assets	1,817,749	1,004,758
Total assets	2,686,786	1,833,091
CURRENT LIABILITIES
Bank borrowings	127,561	124,111
Contract liabilities	5,007,811	7,032,566
Other payables and accruals	1,700,207	1,566,347
Operating lease liabilities	673,681	409,502
Provision for reinstatement	53,072	100,797
Amount due to related parties	1,530,786	576,336
Total current liabilities	9,127,071	9,857,852
NON-CURRENT LIABILITIES
Bank borrowings	672,307	805,732
Operating lease liabilities	737,457	122,662
Provision for reinstatement	61,483	53,355
Total non-current liabilities	1,471,247	981,749
Total liabilities	10,598,318	10,839,601
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Additional paid-in capital	2,772,458	2,317,351
Accumulated deficit	(10,747,048)	(11,346,695)
Accumulated other comprehensive income	60,358	20,134
Total shareholders’ deficit	(7,911,532)	(9,006,510)
Total liabilities and shareholders’ deficit	2,686,786	1,833,091
Class A Ordinary Shares [Member]
SHAREHOLDERS’ DEFICIT
Ordinary Shares, value	945	945
Class B Ordinary Shares [Member]
SHAREHOLDERS’ DEFICIT
Ordinary Shares, value	1,755	1,755
Nonrelated Party [Member]
CURRENT LIABILITIES
Accounts payable	29,813	43,980
Related Party [Member]
CURRENT LIABILITIES
Accounts payable	4,140	4,213
Amount due to related parties	$ 1,530,786	$ 576,336